Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2045 Fund - Fidelity Freedom Blend 2045 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628